Exploration and Evaluation Expenditures - Arkansas Lithium Project (Details)						3 Months Ended
	Feb. 23, 2022	Feb. 16, 2021 CAD ($)	Feb. 16, 2021 USD ($)	May 04, 2018 CAD ($) facility	May 04, 2018 USD ($) facility	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Exploration and Evaluation Expenditures
Purchase of exploration and evaluation assets						$ 2,166,676	$ 220,356
LANXESS southern Arkansas Facilities | LANXESS
Exploration and Evaluation Expenditures
Number of facilities | facility				3	3
Purchase of exploration and evaluation assets		$ 3,804,000	$ 3,000,000	$ 3,834,000	$ 3,000,000
Amount payable upon completion of certain development phases			$ 3,000,000
South West Arkansas Project
Exploration and Evaluation Expenditures
Proportion of ownership interest in subsidiary	100.00%
Project Company | the Project
Exploration and Evaluation Expenditures
Proportion of ownership interest in joint venture	100.00%
LANXESS Corporation | Project Company | Forecast | Bottom of range
Exploration and Evaluation Expenditures
Proportion of ownership interest in joint venture	30.00%
LANXESS Corporation | Project Company | Forecast | Top of range
Exploration and Evaluation Expenditures
Proportion of ownership interest in joint venture	49.00%